Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001783036
Document Type	POS AM
Entity Registrant Name	NLS Pharmaceutics Ltd.
Entity Incorporation, State or Country Code	V8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Pursuant to the Registration Statement on Form F-4 (Registration No. 333-284075), or the Registration Statement, of NLS Pharmaceutics Ltd., or NLS, NLS registered 70,000,000 common shares, 0.03 Swiss Franc (CHF) par value per share, or the NLS Common Shares, and up to 70,000,000 pre-funded warrants to purchase 70,000,000 NLS Common Shares.In Part II, Item 22 of the Registration Statement, NLS undertook to file this Post-Effective Amendment No. 1 to include any financial statements required by Item 8.A of Form 20-F at the start of any delayed offering or throughout a continuous offering. Pursuant to Item 512(a)(4) of Regulation S-K, financial statements and information otherwise required by Section 10(a)(3) of the Securities Act of 1933, as amended, or the Securities Act, are not required to be furnished herewith, provided that NLS includes in the proxy statement/prospectus, or the Prospectus, included in the Registration Statement, by means hereof, financial statements required by Item 8.A of Form 20-F and other information as aforesaid.NLS filed the final Prospectus dated as of September 9, 2025 pursuant to Rule 424(b)(3) under the Securities Act, or the Prospectus. This Post-Effective Amendment No. 1 includes a supplement, or the Supplement, to the Prospectus containing the financial statements and other information required by Item 512(a)(4) of Regulation S-K. The Supplement updates the information contained in the Prospectus and should be read together therewith.
Amendment Flag	true